Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 9,621
Depreciation expense	(42)		$ (22)	$ (25)
Reversal of impairment loss	83	$ 3	27	57
Ending balance	9,663	$ 348	9,621
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	10,662		9,214	9,392
Additions	1		1,359	1
Disposal			(37)	(6)
Reclassification			126	(173)
Ending balance	10,663		10,662	9,214
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(1,041)		(1,045)	(1,105)
Depreciation expense	(42)		(22)	(25)
Disposal				6
Reclassification			(1)	22
Reversal of impairment loss	83		27	57
Ending balance	(1,000)		(1,041)	(1,045)
Beginning balance, net	9,621		8,169	8,287
Ending balance, net	$ 9,663		$ 9,621	$ 8,169